Northern Lights Fund Trust IV

Anchor Risk Managed Credit Strategies Fund

Anchor Risk Managed Equity Strategies Fund

Anchor Risk Managed Global Strategies Fund

Anchor Risk Managed Municipal Strategies Fund

(collectively the “Anchor Funds”)

Incorporated herein by reference is the definitive version of the Prospectus and Statement of Additional Information for the Anchor Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 27, 2019 (SEC Accession No.: 0001580642-19-005693).